Non-controlling interests - Group’s NCI relates (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total NCI	R 48,289	R 51,607	R 91,004	R 81,345
Non- controlling interests
Disclosure of subsidiaries [line items]
Total NCI	4,310	2,877	2,903	R 1,952
Non- controlling interests | NCI of Keliber
Disclosure of subsidiaries [line items]
Total NCI	908	237	616
Non- controlling interests | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Total NCI	3,396	2,634	2,283
Non- controlling interests | NCI of Group Technical Security Management
Disclosure of subsidiaries [line items]
Total NCI	6	6	6
Non- controlling interests | NCI of Marikana
Disclosure of subsidiaries [line items]
Total NCI	R 0	R 0	R (2)